Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2018	Jun. 06, 2018	Sep. 30, 2019
Cash flows from operating activities:
Net income / (loss)	$ 12,190		$ 35,138
Successor [Member]
Cash flows from operating activities:
Net income / (loss)	12,190		35,640
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,155		59,728
Shares issued for transaction costs	2,175
Stock-based compensation			4,057
(Gain) on disposal of assets	(684)		(399)
Non-cash interest expense	8,001		1,361
Deferred tax expense (benefit)	948		(1,733)
Allowance for doubtful receivables	629		920
Provision for obsolete service inventories			932
Other operating activities, net	603		(100)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	10,178		(46,523)
(Increase) in inventories	(2,297)		(15,123)
(Increase) in prepaid expenses	(2,943)		(3,825)
(Increase) in other current assets	(21,866)		(5,537)
(Increase) decrease in other long-term assets and liabilities	312		5,403
Increase (decrease) in accounts payable and accrued expenses	(14,629)		23,971
Increase (decrease) in other current liabilities	(2,341)		(13,482)
Net cash provided by operating activities	14,431		45,290
Cash flows from investing activities:
Capital expenditures	(16,169)		(90,164)
Proceeds from disposal of assets	4,432		1,125
Proceeds from the Company's Trust account	231,782
Acquisition of business, net of cash acquired	(285,081)
Other investing activities	330		(932)
Net cash used in investing activities	(64,706)		(89,971)
Cash flows from financing activities:
Proceeds from long-term debt	100,000		365,000
Repayments of long-term debt			(285,048)
Net change in overdraft facilities			(7,050)
Proceeds from short-term borrowings			39,941
Proceeds from short-term borrowings			(44,250)
Proceeds from issuance of shares	48,294
Redemption of ordinary shares	(19,380)
Payment of deferred underwriting fees	(5,333)
Dividend paid
Other financing activities, net	(5,792)		(5,703)
Net cash provided by (used in) financing activities	117,789		62,890
Effect of exchange rate changes on cash			(19)
Net increase (decrease) in cash	67,514		18,190
Cash and cash equivalents, beginning of period	46		24,892
Cash and cash equivalents, end of period	67,560	$ 46	43,082
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	3,724		13,396
Income taxes paid	3,129		$ 16,583
Predecessor [Member] | NPS Holdings Limited [Member]
Cash flows from operating activities:
Net income / (loss)		6,736
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		17,284
Stock-based compensation
(Gain) on disposal of assets
Non-cash interest expense		3,350
Deferred tax expense (benefit)
Allowance for doubtful receivables		2,402
Provision for obsolete service inventories
Other operating activities, net		1,442
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		(15)
(Increase) in inventories		(2,080)
(Increase) in prepaid expenses		(759)
(Increase) in other current assets		(16,257)
(Increase) decrease in other long-term assets and liabilities		(544)
Increase (decrease) in accounts payable and accrued expenses		7,335
Increase (decrease) in other current liabilities		1,932
Net cash provided by operating activities		20,826
Cash flows from investing activities:
Capital expenditures		(9,861)
Proceeds from disposal of assets
Proceeds from the Company's Trust account
Acquisition of business, net of cash acquired		(1,098)
Other investing activities		3,043
Net cash used in investing activities		(7,916)
Cash flows from financing activities:
Proceeds from long-term debt		47,063
Repayments of long-term debt
Net change in overdraft facilities
Proceeds from short-term borrowings
Proceeds from short-term borrowings
Proceeds from issuance of shares
Redemption of ordinary shares
Payment of deferred underwriting fees		(164)
Dividend paid		(48,210)
Other financing activities, net		(4,429)
Net cash provided by (used in) financing activities		(5,740)
Effect of exchange rate changes on cash		(16)
Net increase (decrease) in cash		7,154
Cash and cash equivalents, beginning of period	$ 31,656	24,502
Cash and cash equivalents, end of period		31,656
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		3,636
Income taxes paid		$ 345